dividends per share	6 Months Ended
Jun. 30, 2020
dividends per share
dividends per share

13   dividends per share

(a)   Dividends declared

Six-month periods ended June 30	2020				2019
(millions except per share amounts)	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share*	shareholders	Total	Effective	Per share*	shareholders	Total
Quarter 1 dividend	Mar. 11, 2020	$0.29125	Apr. 1, 2020	$371	Mar. 11, 2019	$0.27250	Apr. 1, 2019	$329
Quarter 2 dividend	Jun. 10, 2020	0.29125	Jul. 2, 2020	372	Jun. 10, 2019	0.28125	Jul. 2, 2019	339
		$0.58250		$743		$0.55375		$668

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

On July 30, 2020, the Board of Directors declared a quarterly dividend of $0.29125 per share on our issued and outstanding Common Shares payable on October 1, 2020, to holders of record at the close of business on September 10, 2020. The final amount of the dividend payment depends upon the number of Common Shares issued and outstanding at the close of business on September 10, 2020.

(b)  Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of Common Shares may acquire additional Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this plan, we have the option of offering Common Shares from Treasury or having the trustee acquire Common Shares in the stock market. We may, at our discretion, offer Common Shares at a discount of up to 5% from the market price under the plan. Effective with our dividends paid October 1, 2019, we offered Common Shares from Treasury at a discount of 2%. In respect of Common Shares held by eligible shareholders who have elected to participate in the plan, dividends declared during the three-month and six-month periods ended June 30, 2020, of $131 million (2019 - $15 million) and $253 million (2019- $28 million), respectively, were to be reinvested in Common Shares.